Jody M. Walker
                             Attorney At Law
                         7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

August 24, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:  Strategic Dental Management Corp.
     Registration Statement on Form S-1
     Filed August 4, 2011
     File No. 333-172110

Gentlemen:

The amendment 4 to Form S-1 is being filing solely to update the financial statements and financial disclosure throughout the filing.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,

/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law